Structured entities (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	[1]
Disclosure of unconsolidated structured entities [line items]
Impairment cost of loan facilities	£ 2,036	£ 1,663	£ 2,670
Assets transferred to sponsored unconsolidated structured entities	516	471
Structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Short term traded interest	8,903	8,436
Structured entities [member] | Derivatives [member]
Disclosure of unconsolidated structured entities [line items]
Notional value of guarantee	314,170	246,774
Recourse to transferred assets only [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Short term traded interest	9,585	12,206
Commercial paper (CP) and medium-term note conduits [member] | Contractual Backstop Liquidity Facilities [Member]
Disclosure of unconsolidated structured entities [line items]
Undrawn contractual backstop liquidity facilities	8,300	11,700
Investment funds and trusts [member]
Disclosure of unconsolidated structured entities [line items]
Notional value of guarantee	0	0
Lending [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Impairment cost of loan facilities	7	67
Employee benefit and other trusts [Member]
Disclosure of unconsolidated structured entities [line items]
Undrawn contractual backstop liquidity facilities	£ 2,500	£ 2,600

[1]	The comparatives for 2017 are presented on an IAS 39 basis